RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Breakdown hedged not hedged) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	$ 270	$ 228
Financial instrument assets	185	200
Net Position	85	28	$ 145	$ 77
Financial Instruments Liabilities Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	145	11	0
Financial Instruments Liabilities Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	125	217	191
Financial Instruments Assets Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	(179)	(150)	(15)
Financial Instruments Assets Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	(6)	(50)	(31)
Energy Derivative Contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	(19)	(5)
Financial instrument assets	0	8
Energy Derivative Contracts | Financial Instruments Liabilities Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	5	3	0
Energy Derivative Contracts | Financial Instruments Liabilities Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	14	2	1
Energy Derivative Contracts | Financial Instruments Assets Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0	(3)	0
Energy Derivative Contracts | Financial Instruments Assets Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0	(5)	(31)
Interest Rate Swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	(155)	(178)
Financial instrument assets	6	7
Interest Rate Swaps | Financial Instruments Liabilities Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	107	2	0
Interest Rate Swaps | Financial Instruments Liabilities Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	48	176	178
Interest Rate Swaps | Financial Instruments Assets Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	(1)	(1)	0
Interest Rate Swaps | Financial Instruments Assets Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	(5)	(6)	0
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	(96)	(45)
Financial instrument assets	20	49
Foreign exchange swaps | Financial Instruments Liabilities Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	33	6	0
Foreign exchange swaps | Financial Instruments Liabilities Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	63	39	12
Foreign exchange swaps | Financial Instruments Assets Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	(19)	(10)	(1)
Foreign exchange swaps | Financial Instruments Assets Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	(1)	(39)	0
Available-for-sale investments
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	159	136
Available-for-sale investments | Financial Instruments Assets Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	$ (159)	$ (136)	$ (14)